Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 130	$ 223
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	60	43
Deferred income taxes	(14)	2
(Income) loss from equity investments, net	(4)	(24)
Share-based compensation cost	241	182
Operating lease expense	13	9
Other non-cash operating activities, net	(5)	1
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	(208)	(23)
Contract assets, net (including contract assets from related parties)	123	(242)
Prepaid expenses and other assets	38	6
Accrued compensation and benefits	(4)	(201)
Contract liabilities (including contract liabilities from related parties)	90	9
Tax liabilities	(34)	(4)
Operating lease liabilities	(9)	(11)
Other liabilities (including payables to related parties)	(85)	(260)
Net cash provided by (used for) operating activities	332	(290)
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(355)	(50)
Proceeds from maturity of short-term investments	145	50
Purchases of equity investments	(2)	(36)
Purchases of intangible assets	(7)	(9)
Purchases of property and equipment	(154)	(29)
Other investing activities, net, including investments in convertible loans	(1)	0
Net cash provided by (used for) investing activities	(372)	(74)
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(21)	(20)
Other financing activities, net	(17)	(4)
Payments of withholding tax on vested shares	(85)	(72)
Net cash provided by (used for) financing activities	(123)	(96)
Effect of foreign exchange rate changes on cash and cash equivalents	34	2
Net increase (decrease) in cash and cash equivalents	(129)	(458)
Cash and cash equivalents at the beginning of the period	2,085	1,923
Cash and cash equivalents at the end of the period	1,956	1,465
Non-cash investing and financing activities:
Non-cash additions in property and equipment	14	5
Non-cash additions in finance lease right-of-use assets	45	4
Non-cash additions in intangible assets	129	27
Non-cash additions in operating lease right-of-use assets	15	37
Non-cash additions of operating lease liabilities	17	38
Non-cash withholding tax on vested shares	$ 165	$ 24